Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate was as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate ate	21.00%	21.00%
State taxes	1.10	1.94
Others	(0.69)	(0.26)
Research and development credits	1.11	1.01
Cancellation of debt income	—	—
Tranche liability	—	(3.06)
Interest expense	—	—
Stock-based compensation	(0.97)	(0.96)
Change in valuation allowance	(21.55)	(19.67)

Provision for taxes	0.00%	0.00%

Summary of Net Deferred Tax Assets and Liabilities
Net deferred tax assets and liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating losses—non-current	$15,940	$12,006
Capitalized R&D	13,815	—
General business credit—non-current	5,699	2,682
Operating lease right-of-use assets	1,220	2,368
Stock based compensation	1,703	784
Accruals and reserves	735	525
Fixed assets	170	396
Other	3	2

Gross deferred tax assets	39,285	18,763
Valuation allowance	(38,110)	(16,332)

Net deferred tax assets	1,175	2,431
Fixed asset basis	—	—

Operating lease liabilities	(1,175)	(2,431)
Other	—	—
Gross deferred tax liabilities	(1,175)	(2,431)
Valuation allowance	$—	$—

Summary of Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards were as follows as of December 31, 2022 (dollars in thousands):

	Year Ended December 31, 2022
	Amount	Expiration Years
Net operating losses, federal (starting from January 1, 2018)	$75,730	Do Not Expire
Net operating losses, state	3,195	2039 - 2042
Tax credits, federal	5,309	2041 - 2042
Tax credits, state	592	Do Not Expire

Changes in Valuation Allowance for Deferred Tax Assets
During the years ended December 31, 2022 and 2021, the Company recorded a full valuation allowance on federal and state deferred balances since management does not forecast the Company to be in a profitable position in the near future. Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Valuation allowance at the beginning of the year	$16,332	$2,414
Increases recorded to income tax provision	21,778	13,918

Valuation allowance at the end of the year	$38,110	$16,332

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Balance at beginning of year	$1,407	$—
Additions based on tax positions related to current year	1,862	1,258
Increase (reduction) for prior period positions	(568)	149

Unrecognized tax benefit-December 31	$2,701	$1,407